FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 THB (฿)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 THB (฿)
Disclosure of detailed information about borrowings [Line Items]
Bank overdrafts	$ 0	$ 1,995
Interest-bearing loans and borrowings, Amount	$ 57,731	$ 65,387	$ 4,589	¥ 30,100	$ 6,000	฿ 312,602	$ 7,458	¥ 41,751	$ 5,000
Trust receipt					$ 4,994	฿ 1,133,838				฿ 1,648,835
Australia dollars (AUD)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.94%	3.07%	4.94%	4.94%	4.94%	4.94%	3.07%	3.07%	3.07%	3.07%
Interest-bearing loans and borrowings, Maturity	Mar. 2044	Mar. 2044
Interest-bearing loans and borrowings, Amount	$ 3,113	$ 5,410
Renminbi (RMB)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity	Jul . 2023	Jul . 2022
Interest-bearing loans and borrowings, Amount	$ 4,321	$ 6,552
Renminbi (RMB) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.50%	3.85%	4.50%	4.50%	4.50%	4.50%	3.85%	3.85%	3.85%	3.85%
Renminbi (RMB) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.90%	4.53%	4.90%	4.90%	4.90%	4.90%	4.53%	4.53%	4.53%	4.53%
Singapore dollar (SGD)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.42%	1.98%	5.42%	5.42%	5.42%	5.42%	1.98%	1.98%	1.98%	1.98%
Interest-bearing loans and borrowings, Maturity	Dec. 2023	Dec. 2022
Interest-bearing loans and borrowings, Amount	$ 4,470	$ 3,696
Trust receipt, Maturity	Apr. 2023
Trust receipt	$ 3,721	0
Singapore dollar (SGD) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.04%		5.04%	5.04%	5.04%	5.04%
Singapore dollar (SGD) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	5.81%		5.81%	5.81%	5.81%	5.81%
Thai Baht (THB)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	2.23%		2.23%	2.23%	2.23%	2.23%
Interest-bearing loans and borrowings, Maturity	Feb. 2024
Interest-bearing loans and borrowings, Amount	$ 9,100	$ 0
Trust receipt, Maturity	Jun. 2023	Jun. 2022
Trust receipt	$ 33,006	$ 49,729
Thai Baht (THB) | Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	1.60%	0.70%	1.60%	1.60%	1.60%	1.60%	0.70%	0.70%	0.70%	0.70%
Thai Baht (THB) | Top of range
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	2.20%	3.30%	2.20%	2.20%	2.20%	2.20%	3.30%	3.30%	3.30%	3.30%